Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (Available-for-sale securities, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	¥ 107,836	¥ 185,684
Less than 12 months Gross unrealized losses	(382)	(3,109)
12 months or more Fair value	59,014	77,363
12 months or more Gross unrealized losses	(3,986)	(7,803)
Total Fair value	166,850	263,047
Total Gross unrealized losses	(4,368)	(10,912)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	85,842	74,978
Less than 12 months Gross unrealized losses	(21)	(5)
12 months or more Fair value	0	0
12 months or more Gross unrealized losses	0	0
Total Fair value	85,842	74,978
Total Gross unrealized losses	(21)	(5)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	10,118	11,316
Less than 12 months Gross unrealized losses	0	(107)
12 months or more Fair value	0	0
12 months or more Gross unrealized losses	0	0
Total Fair value	10,118	11,316
Total Gross unrealized losses	0	(107)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	4,490	23,568
Less than 12 months Gross unrealized losses	(69)	(208)
12 months or more Fair value	16,329	24,982
12 months or more Gross unrealized losses	(878)	(2,435)
Total Fair value	20,819	48,550
Total Gross unrealized losses	(947)	(2,643)
Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,929	32,139
Less than 12 months Gross unrealized losses	(106)	(499)
12 months or more Fair value	34,226	29,826
12 months or more Gross unrealized losses	(925)	(595)
Total Fair value	38,155	61,965
Total Gross unrealized losses	(1,031)	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,142	29,586
Less than 12 months Gross unrealized losses	(44)	(198)
12 months or more Fair value	8,141	11,316
12 months or more Gross unrealized losses	(2,164)	(3,340)
Total Fair value	10,283	40,902
Total Gross unrealized losses	(2,208)	(3,538)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,315	14,097
Less than 12 months Gross unrealized losses	(142)	(2,092)
12 months or more Fair value	318	11,239
12 months or more Gross unrealized losses	(19)	(1,433)
Total Fair value	1,633	25,336
Total Gross unrealized losses	¥ (161)	¥ (3,525)